Additional Information to the Items of Profit or Loss	6 Months Ended
Jun. 30, 2026
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

NOTE 12:- ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

	Six months ended June 30,
	2026	2025
	Unaudited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$424	$154
Share-based payment	204	42
Clinical studies	325	181
Regulatory, professional and other expenses	367	390
Research and preclinical studies	184	129
Chemistry and formulations	71	42

	1,575	938

b. General and administrative expenses:

Wages and related expenses	450	226
Share-based payment	995	224
Professional and directors’ fees	1,353	1,368
Business development expenses	135	48
Deemed issuance listing expenses	-	-
Office maintenance, rent and other expenses	67	78
Investor relations and business expenses	68	54
Regulatory expenses	130	111

	$3,198	$2,109